Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Employee Equity Incentive Plan
STOCK OPTIONS

NOTE 10 –STOCK OPTIONS

Our stockholders approved our 2014 Equity Incentive Plan in June 2014 (the “2014 Plan”), our 2015 Equity Incentive Plan in December 2015 (the “2015 Plan”), our 2016 Equity Incentive Plan in October 2016 (“2016 Plan”) and our 2017 Equity Incentive Plan in December 2016 (“2017 Plan”, and together with the 2014 Plan, 2015 Plan and 2016 Plan, the “Plans”). The Plans are identical, except for number of shares reserved for issuance under each Plan. As of March 31, 2018, the Company had granted an aggregate of 39,500,000 securities under the plans, with 0 available for future issuances.

The Plans provide for the grant of incentive stock options to our employees and our parent and subsidiary corporations’ employees, and for the grant of non-statutory stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. Our Plans also provide that the grant of performance stock awards may be paid out in cash as determined by the committee administering the Plans.

During the three months ended March 31, 2018, the Company granted ten-year options outside of our Plans to purchase up to 1,250,000 shares of common stock. The fair value of $459,834, was determined using the Black-Scholes Option Pricing Model, assuming approximately 2.78% risk-free interest, 0% dividend yield, 116.08% volatility, and expected life of five to ten years and will be charged to operations over the vesting terms of the options.

The summary terms of the issuances are as follows:

Exercise Price	Number of Options	Vesting Terms
$0.36	250,000	Immediately
0.40	1,000,000	Immediately
0.39	1,250,000	Immediately

Stock options outstanding and exercisable on March 31, 2018 are as follows:

Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$0 – 0.25	1,056,786	6.18	1,056,786
$0.26 - 0.50	1,939,631	9.02	1,939,631
$0.51 – 0.75	1,820,112	8.43	1,820,112
$0.76 - 1.00	9,926,072	8.46	9,926,072
$1.01 - 2.00	629,164	8.36	629,164
	15,371,765		15,371,765

A summary of the stock option activity for the three months ended March 31, 2018 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2017	14,378,432	$0.76	8.48	$771,359
Grants	1,250,000	0.39	9.80
Exercised	(256,667)
Forfeiture/Canceled	--
Outstanding at March 31, 2018	15,371,765	0.73	8.37
Exercisable at March 31, 2018	15,371,765	$0.73	8.37	$156,299

The aggregate intrinsic value outstanding stock options was $156,299, based on options with an exercise price less than the Company’s stock price of $0.25 as of March 31, 2018, which would have been received by the option holders had those option holders exercised their options as of that date.

Due to a clerical error, MassRoots’ Annual Report on Form 10-K filed on April 17, 2018, as amended on April 30, 2018, stated that 2,454,761 options were canceled/expired for the twelve months ending December 31, 2017 and the options outstanding as of December 31, 2017 were 14,377,570. It should have stated that 2,863,715 options were canceled/expired for the twelve months ending December 31, 2017 and the options outstanding as of December 31, 2017 were 14,378,432. While we are correcting this error in this Quarterly Report on Form 10-Q and subsequent filings, we do not believe it has a material impact on our fiscal 2017 financial statements.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived historical data. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

NOTE 11 – EMPLOYEE EQUITY INCENTIVE PLANS

The Company’s stockholders approved our 2014 Equity Incentive Plan in June 2014 (the “2014 Plan”), our 2015 Equity Incentive Plan in December 2015 (the “2015 Plan”), our 2016 Equity Incentive Plan (“2016 Plan”) in October 2016 and our 2017 Equity Incentive Plan in December 2016 (“2017 Plan”, and together with the 2014 Plan, 2015 Plan and 2016 Plan, the “Plans”). The Plans are identical, except for number of shares reserved for issuance under each. As of December 31, 2017, the Company had granted an aggregate of 39,500,000 securities under the plans, with 0 available for future issuances.

The Plans provide for the grant of incentive stock options to our employees and our parent and subsidiary corporations’ employees, and for the grant of non-statutory stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. Our Plans also provide that the grant of performance stock awards may be paid out in cash as determined by the committee administering the Plans.

During the year ended December 31, 2016, the Company granted options to purchase 9,958,031 for ten years. The fair value of $6,450,317, was determined using the Black-Scholes Option Pricing Model, assuming approximately 1.75% to 2.10% risk-free interest, 0% dividend yield, 107.63% to 119.16% volatility, and expected life of five to ten years and will be charged to operations over the vesting terms of the options.

During the year ended December 31, 2017, the Company granted ten-year options to purchase up to 2,854,000 shares of common stock. The fair value of $2,014,591, was determined using the Black-Scholes Option Pricing Model, assuming approximately 1.81% to 2.35% risk-free interest, 0% dividend yield, 103.66% to 110.16% volatility, and expected life of five to ten years and will be charged to operations over the vesting terms of the options.

The summary terms of the issuances are as follows:

Exercise	Number of	Vesting
Price	Options	Terms
$0.50	80,000	Immediately
0.50	100,000	Quarterly over one year
0.50	605,000	Quarterly over two years
0.81	5,000	Immediately
0.82	150,000	Quarterly over two years
0.85	150,000	Quarterly over one year
0.87	125,000	Immediately
0.89	425,000	Monthly over one year
0.89	90,000	Quarterly over two years
0.95	400,000	Quarterly over two years
0.98	24,000	Monthly over two years
1.05	50,000	Immediately
1.05	95,000	Monthly over two years
1.05	60,000	Monthly over one year
1.06	60,000	Monthly over one year
1.07	110,000	Monthly over one year
1.07	325,000	Monthly over two years
0.83	2,854,000

On June 21, 2017, the Company accelerated vesting of 5,000,000 options such that the options vested in full, immediately. As a result, the Company charged $2,544,741 to operations during the twelve months ended December 31, 2017.

Stock options outstanding and exercisable on December 31, 2017 are as follows:

Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options Exerciseable
$0.10	1,056,786	6.43	1,056,786
$0.50	689,631	7.74	689,631
$0.51 - 0.75	2,076,779	8.69	1,996,779
$0.76 - 1.00	9,926,072	8.70	9,233,070
$1.01 - 2.00	629,164	8.61	629,164
	14,378,432		13,605,430

A summary of the stock option activity for the twelve months ended December 31, 2017 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2015	5,625,000	$0.59	9.30	$61,875
Grants	9,958,031	0.78	9.84
Exercised	(636,780)	0.50	8.80
Forfeiture/Cancelled	(122,093)	0.55	8.80
Outstanding at December 31, 2016	14,824,158	$0.52	9.37	$4,566,717
Grants	2,854,000	0.50	9.60	-
Exercised	(436,011)	0.16	8.80
Forfeiture/Canceled	(2,863,715)	$0.73	8.80	-
Outstanding at December 31, 2017	14,378,432	$0.76	8.48	$771,359
Exercisable at December 31, 2017	13,605,430	$0.76	8.50	$646,109

The aggregate intrinsic value of outstanding stock options was based on options with an exercise price less than the Company’s common stock price of $0.601 as of December 31, 2017, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived historical data. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

The fair value of all options that were vested as of the year ended December 31, 2017 and 2016 was $5,821,631 and $3,112,156, respectively Unrecognized compensation expense of $173,220 at December 31, 2017 will be expensed in future periods.